Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (166,873)	$ (134,815)	$ (275,957)	$ (279,107)	$ (238,660)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of subscriber acquisition costs	96,383	65,975	154,877	92,994	58,730
Amortization of customer relationships	47,328	54,073	108,178	125,451	143,578
Depreciation and amortization of property, plant and equipment and other intangible assets	13,254	12,533	25,488	26,279	19,016
Amortization of deferred financing costs and bond premiums and discounts	3,644	5,243	10,447	9,844	9,251
Non-cash gain on settlement of Merger-related escrow			0	(12,200)	0
(Gain) Loss on sale or disposal of assets	230	70	(33)	(54)	662
Loss on early extinguishment of debt	12,751	9,933	10,085	0	0
Loss on asset impairment			0	0	3,116
Stock-based compensation	886	2,830	3,868	3,121	1,936
Provision for doubtful accounts	9,726	7,717	19,624	14,924	15,656
Deferred income taxes	(450)	487	(478)	(41)	(265)
Restructuring and asset impairment (recoveries) charges	0	(680)	7,126	59,197	0
Changes in operating assets and liabilities, net of acquisitions:
Accounts and notes receivable	(22,640)	(8,461)	(24,338)	(14,421)	(21,866)
Inventories	(72,914)	(62,785)	(11,827)	18,591	(2,355)
Prepaid expenses and other current assets	(4,604)	(6,144)	(5,165)	1,450	746
Subscriber acquisition costs - deferred contract costs	(212,420)	(214,594)	(419,509)	(354,867)	(317,538)
Other assets	(46,938)	265	368	160	0
Accounts payable	59,335	54,403	(2,978)	21,842	8,481
Accrued expenses and other current liabilities	34,044	29,270	12,702	18,019	(10,895)
Restructuring liability	(46)	(1,618)	(2,797)	(1,515)	0
Deferred revenue	116,043	14,725	24,613	15,026	20,770
Net cash used in operating activities	(133,261)	(171,573)	(365,706)	(255,307)	(309,637)
Cash flows from investing activities:
Subscriber acquisition costs - company owned equipment	0	(1,791)	(5,243)	(24,740)	(10,580)
Capital expenditures	(11,435)	(4,526)	(11,642)	(26,982)	(30,500)
Proceeds from the sale of capital assets	319	1,925	3,123	480	964
Net cash used in acquisitions			0	0	(18,500)
Acquisition of intangible assets	(743)	(505)	(1,385)	(1,363)	(9,649)
Proceeds from insurance claims			0	2,984	0
Purchases of short-term investments			0	0	(60,000)
Proceeds from sale of short-term investments			0	0	60,069
Proceeds from note receivable			0	0	22,699
Change in restricted cash			0	14,214	14,375
Investment in preferred stock			0	0	(3,000)
Acquisition of other assets	(143)	0	0	(208)	(2,162)
Net cash (used in) provided by investing activities	(12,002)	(4,897)	(15,147)	(35,615)	(36,284)
Cash flows from financing activities:
Proceeds from notes payable	324,750	500,000	604,000	296,250	102,000
Repayment of notes payable	(300,000)	(235,535)	(235,535)	0	0
Borrowings from revolving credit facility	113,000	57,000	57,000	271,000	20,000
Repayments on revolving credit facility	(13,000)	(77,000)	(77,000)	(271,000)	0
Proceeds from sale of subscriber contracts			0	0	2,261
Acquisition of subscriber contracts			0	0	(2,277)
Repayments of capital lease obligations	(4,712)	(3,956)	(8,315)	(6,414)	(6,300)
Financing costs	(9,460)	(8,274)	(9,036)	0	0
Deferred financing costs	(6,191)	(6,277)	(9,241)	(5,436)	(2,927)
Payments of dividends			0	0	(50,000)
Proceeds from capital contribution	0	69,800	100,407	0	32,300
Payments of other long-term obligations	(1,164)	0
Net cash (used in) provided by financing activities	103,223	295,758	422,280	284,400	95,057
Effect of exchange rate changes on cash	(10)	(441)	(466)	(1,726)	(234)
Net (decrease) increase in cash and cash equivalents	(42,050)	118,847	40,961	(8,248)	(251,098)
Cash and cash equivalents:
Beginning of period	43,520	2,559	2,559	10,807	261,905
End of period	1,470	121,406	43,520	2,559	10,807
Supplemental cash flow disclosures:
Income tax paid			435	290	196
Interest paid			189,170	145,647	137,908
Supplemental non-cash investing and financing activities:
Capital lease additions	1,155	2,199	8,411	11,002	12,040
Intangible assets acquisitions included within accounts payable, accrued expenses and other current liabilities and other long-term obligations			31,283	314	185
Capital expenditures included within accounts payable and accrued expenses and other current liabilities	282	997	2,345	161	1,893
Change in fair value of marketable securities	193	0	1,011	0	0
Property acquired under build-to-suit agreements included within other long-term obligations			4,619	0	0
Subscriber acquisition costs - company owned assets included within accounts payable and accrued expenses and other current liabilities	$ 0	$ 1,641	$ 12	$ 0	$ 1,719